Details of treasury and other financial risks - Liquidity risk narrative (Details) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€) Tranche	Dec. 31, 2025 USD ($) Tranche	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Details of treasury and other financial risks [Line Items]
Cash and cash equivalents	€ 2,794		€ 2,401	€ 1,869	€ 1,172
Short-term deposits, classified as cash equivalents	2,086		1,946
Euro Medium-Term Note program	10,000
Other non-current financial assets	704		631	€ 619
Contractual capital commitments	112		130
Trade payables subject to factoring arrangements	117		97
Equity investments | Level 1
Details of treasury and other financial risks [Line Items]
Other non-current financial assets	2		4
Commercial Paper Programme
Details of treasury and other financial risks [Line Items]
Notional amount | $		$ 2.5
Committed revolving credit facility
Details of treasury and other financial risks [Line Items]
Undrawn borrowing facilities	€ 1,000
Euro Medium-Term Note (EMTN)
Details of treasury and other financial risks [Line Items]
Number of new tranches issued | Tranche	2	2
Proceeds from issue of bonds, notes and debentures	€ 1,000
Notes and debentures issued	€ 4,600		€ 3,700